Document and Entity Information	Dec. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Entity Registrant Name	Astrotech Corporation
Entity Central Index Key	0001001907
Entity Emerging Growth Company	false
Entity File Number	001-34426
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-1273737
Entity Address, Address Line One	2105 Donley Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	(512)
Local Phone Number	485-9530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.001 per share
Trading Symbol	ASTC
Security Exchange Name	NASDAQ